PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		¥ 90,868,235	¥ 91,989,216
Transfer to intangible assets (note 5)		(76,179)	(52,716)
Transfer to land use rights (note 8)		(396,398)	(156,752)
Transfer to investment properties (note 7)		(157,150)
Additions		10,676,890	9,841,415
Addition of a subsidiary		3,594,970
Disposal of subsidiaries		(265,621)
Disposals		(1,525,648)	(4,119,029)
Depreciation		(6,606,283)	(6,577,514)
Impairment loss on property, plant and equipment	$ (2,403)	(15,632)	(57,080)	¥ (10,011)
Currency translation differences		(469)	695
Property, plant and equipment at end of period	14,769,795	96,096,715	90,868,235	91,989,216
Property, plant and equipment	$ 14,769,795	90,868,235	91,989,216	91,989,216
Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		154,101,023
Property, plant and equipment at end of period		163,749,031	154,101,023
Property, plant and equipment		154,101,023	154,101,023
Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(63,232,788)
Property, plant and equipment at end of period		(67,652,316)	(63,232,788)
Property, plant and equipment		(63,232,788)	(63,232,788)
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		27,861,989	27,097,190
Reclassifications and internal transfers		5,334,951	3,041,286
Transfer to investment properties (note 7)		(157,150)
Additions		8,224	4,755
Addition of a subsidiary		889,597
Disposal of subsidiaries		(86,945)
Disposals		(37,678)	(761,184)
Depreciation		(1,575,776)	(1,491,627)
Impairment loss on property, plant and equipment			(28,670)
Currency translation differences		(155)	239
Property, plant and equipment at end of period		32,237,057	27,861,989	27,097,190
Property, plant and equipment		27,861,989	27,097,190	27,097,190
Buildings | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		43,221,788
Property, plant and equipment at end of period		48,882,784	43,221,788
Property, plant and equipment		43,221,788	43,221,788
Buildings | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(15,359,799)
Property, plant and equipment at end of period		(16,645,727)	(15,359,799)
Property, plant and equipment		(15,359,799)	(15,359,799)
Machinery
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		46,080,177	51,266,390
Reclassifications and internal transfers		9,722,364	1,412,368
Additions		1,027,337	1,403,380
Addition of a subsidiary		2,600,315
Disposal of subsidiaries		(62,814)
Disposals		(1,140,081)	(3,098,579)
Depreciation		(4,857,954)	(4,875,314)
Impairment loss on property, plant and equipment		(15,632)	(28,326)
Currency translation differences		(196)	258
Property, plant and equipment at end of period		53,353,516	46,080,177	51,266,390
Property, plant and equipment		46,080,177	51,266,390	51,266,390
Machinery | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		90,645,929
Property, plant and equipment at end of period		101,507,889	90,645,929
Property, plant and equipment		90,645,929	90,645,929
Machinery | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(44,565,752)
Property, plant and equipment at end of period		(48,154,373)	(44,565,752)
Property, plant and equipment		(44,565,752)	(44,565,752)
Transportation facilities
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		653,007	818,625
Reclassifications and internal transfers		9,064	18,750
Additions		32,257	17,335
Addition of a subsidiary		3,410
Disposal of subsidiaries		(5,269)
Disposals		(12,437)	(25,420)
Depreciation		(144,508)	(176,383)
Impairment loss on property, plant and equipment			(59)
Currency translation differences		(60)	159
Property, plant and equipment at end of period		535,464	653,007	818,625
Property, plant and equipment		653,007	818,625	818,625
Transportation facilities | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		2,938,562
Property, plant and equipment at end of period		2,860,597	2,938,562
Property, plant and equipment		2,938,562	2,938,562
Transportation facilities | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(2,285,555)
Property, plant and equipment at end of period		(2,325,133)	(2,285,555)
Property, plant and equipment		(2,285,555)	(2,285,555)
Office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		98,829	124,497
Reclassifications and internal transfers		11,439	4,485
Additions		7,052	7,261
Addition of a subsidiary		1,714
Disposal of subsidiaries		(2,114)
Disposals		(1,123)	(3,238)
Depreciation		(28,045)	(34,190)
Impairment loss on property, plant and equipment			(25)
Currency translation differences		(58)	39
Property, plant and equipment at end of period		87,694	98,829	124,497
Property, plant and equipment		98,829	124,497	124,497
Office and other equipment | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		524,045
Property, plant and equipment at end of period		502,779	524,045
Property, plant and equipment		524,045	524,045
Office and other equipment | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(425,216)
Property, plant and equipment at end of period		(415,085)	(425,216)
Property, plant and equipment		(425,216)	(425,216)
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		16,174,233	12,682,514
Reclassifications and internal transfers		(15,077,818)	(4,476,889)
Transfer to intangible assets (note 5)		(76,179)	(52,716)
Transfer to land use rights (note 8)		(396,398)	(156,752)
Additions		9,602,020	8,408,684
Addition of a subsidiary		99,934
Disposal of subsidiaries		(108,479)
Disposals		(334,329)	(230,608)
Property, plant and equipment at end of period		9,882,984	16,174,233	12,682,514
Property, plant and equipment		16,174,233	12,682,514	¥ 12,682,514
Construction in progress | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		16,770,699
Property, plant and equipment at end of period		9,994,982	16,770,699
Property, plant and equipment		16,770,699	16,770,699
Construction in progress | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(596,466)
Property, plant and equipment at end of period		(111,998)	(596,466)
Property, plant and equipment		¥ (596,466)	¥ (596,466)